NOTES RELATED TO THE CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Schedule of Amortisation Period, Intangible Assets (Details) - Software	12 Months Ended
Dec. 31, 2021
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Disclosure of detailed information about intangible assets [line items]
Intangible assets, amortisation period	1 year
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Disclosure of detailed information about intangible assets [line items]
Intangible assets, amortisation period	5 years